INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of components of earnings (loss) before income taxes
The components of earnings (loss) before income taxes consist of the following:

	2016	2015	2014
Canadian	$15,480	$2,611	$3,604
Foreign	4,215	(4,225)	(21,734)
Earnings (loss) before income taxes	$19,695	$(1,614)	$(18,130)

Schedule of income tax expense (recovery)
The income tax expense (recovery) consists of:

	2016	2015	2014
Canadian:
Current	$(287)	$11	$(1,165)
Deferred	401	(2,086)	(2,510)
	$114	$(2,075)	$(3,675)
Foreign:
Current	$7,304	$5,511	$2,630
Deferred	(3,108)	(2,376)	(232)
	$4,196	$3,135	$2,398
Total:
Current	$7,017	$5,522	$1,465
Deferred	(2,707)	(4,462)	(2,742)
	$4,310	$1,060	$(1,277)

Schedule of reconciliation of income taxes calculated at the statutory rate to the actual income tax provision
The reconciliation of income taxes calculated at the statutory rate to the actual income tax provision for the years ended December 31 was as follows:

	2016	2015	2014
Income tax expense (recovery) at Canadian statutory income tax rates of 26.01% (2015 - 26.01%; 2014 - 26.02%)	$5,122	$(421)	$(4,733)
Increase (decrease) in income taxes for:
Permanent and other differences	(2,192)	(464)	(227)
Change in statutory/foreign tax rates	11,581	(979)	(2,930)
Change in valuation allowance	(11,403)	1,952	5,051
Stock-based compensation expense	1,039	1,206	1,385
Adjustment to prior years	163	(234)	177
Income tax expense (recovery)	$4,310	$1,060	$(1,277)

Schedule of tax effects of temporary differences that give rise to significant future tax assets and future tax liabilities
The tax effects of temporary differences that give rise to significant deferred tax assets and deferred tax liabilities were as follows at December 31:

	2016	2015
Deferred income tax assets (liabilities)
Property and equipment	$2,223	$2,532
Non capital loss carry-forwards	63,094	76,183
Capital loss carry-forwards	4,321	4,487
Scientific research and development expenses and credits	25,651	21,988
Reserves and other	13,201	13,716
Acquired intangibles	(9,102)	(9,498)
	99,388	109,408

Valuation allowance	94,807	106,210
	$4,581	$3,198

	2016	2015
Classification:
Assets
Non-current	$16,039	$14,865
Liabilities
Non-current	(11,458)	(11,667)
	$4,581	$3,198

Schedule of reconciliation of the total amounts of unrecognized tax benefits
Below is a reconciliation of the total amounts of unrecognized tax benefits for the years ended December 31:

	2016	2015
Unrecognized tax benefits, beginning of year	$4,346	$5,913
Increases — tax positions taken in prior periods	633	78
Increases — tax positions taken in current period	74	115
Settlements and lapses of statute of limitations	(724)	(1,760)
Unrecognized tax benefits, end of year	$4,329	$4,346